Purchases and other expenses - External purchases components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases and other expenses
Commercial, equipment expenses and content rights	€ (8,163)	€ (7,772)	€ (7,385)
o/w costs of terminals and other equipment sold	(4,830)	(4,459)	(4,234)
o/w advertising, promotional, sponsoring and rebranding costs	(784)	(804)	(783)
Service fees and inter-operator costs	(3,972)	(4,251)	(4,349)
o/w interconnexion costs	2,359	2,703	2,956
Other network expenses, IT expenses	(3,928)	(3,590)	(3,530)
Other external purchases	(3,259)	(3,119)	(2,709)
o/w building cost for resale	(1,170)	(1,236)	(1,047)
o/w overhead	(1,292)	(1,172)	(1,044)
o/w rental expenses	(111)	(134)	(147)
Total external purchases	(19,322)	(18,732)	(17,973)
Cost of electricity purchases	€ (1,017)	€ (798)	€ (579)